Share-Based Payments (Details 2) - Options [Member] - € / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Number of options outstanding, beginning	1,666,667
Weighted average Grant date fair value per share outstanding, beginning	€ 5.21
Options granted	154,074	2,128,554
Weighted average Grant date fair value per share, granted	€ 2.87	€ 5.21
Options vested	(354,074)	(461,887)
Weighted average grant date fair value per share, vested	€ 4.71	€ 3.31
Options forfeited	(666,667)
Weighted average grant date fair value per share, forfeited	€ 6.16
Number of options outstanding, ending	800,000	1,666,667
Weighted average Grant date fair value per share outstanding, ending	€ 6.14	€ 5.21